S000001245 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
SMALL CAP INDEX FUND
Prospectus [Line Items]
Average Annual Return, Percent	11.48%	7.25%	7.66%
SMALL CAP INDEX FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.64%	5.67%	6.04%
SMALL CAP INDEX FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.82%	5.48%	5.77%